26. POST-EMPLOYMENT OBLIGATIONS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 6,709	R$ 4,989	R$ 4,186	R$ 4,242
Pension Plans and Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(10,366)	(9,063)	(8,546)	(8,128)
Pension And Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	2,972	2,170	2,068	1,679
Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	61	48	38	38
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	3,102	2,344	1,809	1,711
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	574	427	R$ 271	R$ 814
Actuarial Assumption of Expected Rates of Pension Increases [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations	17,022	13,892
Fair value of plan assets	(10,366)	(9,062)
Net liabilities in the statement of financial position	6,709	4,989
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Initial Net Liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	6,656	4,830
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Effect of Asset Ceiling [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	53	159
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Pension Plans and Retirement Supplement Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations	13,285	11,073
Fair value of plan assets	(10,366)	(9,062)
Net liabilities in the statement of financial position	2,972	2,170
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Pension Plans and Retirement Supplement Plans [Member] | Initial Net Liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	2,919	2,011
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Pension Plans and Retirement Supplement Plans [Member] | Effect of Asset Ceiling [Member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	53	159
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations	61	48
Net liabilities in the statement of financial position	61	48
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Dental Plan [Member] | Initial Net Liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	61	48
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Life Insurance [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations	574	427
Net liabilities in the statement of financial position	574	427
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Life Insurance [Member] | Initial Net Liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	574	427
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Health Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations	3,102	2,344
Net liabilities in the statement of financial position	3,102	2,344
Actuarial Assumption of Expected Rates of Pension Increases [Member] | Health Plan [Member] | Initial Net Liabilities [member]
Disclosure of defined benefit plans [line items]
Net liabilities in the statement of financial position	R$ 3,102	R$ 2,344